CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), AQR Funds (1933 Act File No. 333-153445; 1940 Act File No. 811-22235) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style II Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, and AQR Global Equity Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 158 to the Registrant’s Registration Statement (“Amendment No. 158”) and (b) that Amendment No. 158 was filed electronically.

Dated: January 29, 2026

By:	/s/ Nicole DonVito
Name: Nicole DonVito

Title: Chief Legal Officer, Secretary and Vice President